Basis of Presentation	12 Months Ended
Sep. 30, 2025
Basis Of Presentation
Basis of Presentation

2.	Basis of Presentation

a.	Statement of Compliance

These consolidated financial statements have been prepared based on the principles of IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”) and the Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). The consolidated financial statements have been prepared on a historical cost basis, except for property, plant and equipment and derivative financial instruments that have been measured at fair value.

These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on December 10, 2024.

b.	Basis of Accounting

These consolidated financial statements have been prepared on the going concern basis, which contemplates the realization of assets and settlement of liabilities as they fall due in the normal course of business.

c.	Functional and Presentation Currency

These consolidated financial statements are presented in U.S. dollars and have been rounded to the nearest thousands, except per share amounts and when otherwise indicated. The functional currency of the Electrovaya Inc. is the Canadian dollar and the functional currencies of all the companies within the Group is US dollars. Below are the companies within Group –

Electrovaya Corp., Electrovaya Company, Sustainable Energy Jamestown LLC, Electrovaya USA Inc.

d.	Use of Judgements and Estimates

The preparation of the consolidated financial statements in conformity with of IFRS® Accounting Standards as issued by requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about significant areas of estimation uncertainty that have the most significant effect on the amounts recognized in the consolidated financial statements relate to the following (assumptions made are disclosed in individual notes throughout the consolidated financial statements where relevant):

●	Estimates used in determining the net realizable values of inventories, taking into account the most reliable evidence available at each reporting date. The future realization of these inventories may be affected by future technology or other market-driven changes that may reduce future selling prices.
●	Estimates used in testing non-financial assets for impairment including determination of the recoverable amount of a cash generating unit.
●	Estimates used in determining the fair value of stock option grants and warrants. These estimates include assumptions about the volatility of the Company’s stock and forfeiture.
●	Deferred tax assets are recognised for unused tax losses to the extent that it is probable that taxable income will be available against which the losses can be utilised. Significant management judgement is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and the level of future taxable income, together with future tax planning strategies. Information on tax losses carried forward is presented in Note 23.

Allowance for expected credit losses

The allowance for expected credit losses is based on the assessment of the collectability of customer accounts and the aging of the related invoices and represents the best estimate of probable credit losses in the existing trade accounts receivable. The Company regularly reviews the allowance by considering factors such as historical experience, credit quality, the age of the account receivable balances, and current economic conditions that may affect a customer’s ability to pay.

Stock-Based Compensation

The Company account for stock-based compensation costs in accordance with the accounting standards for stock-based compensation, which require that all stock-based payments to employees be recognized in the consolidated statements of income (loss) based on their fair values. The fair value of stock options on the grant date is estimated using the Black-Scholes option-pricing model using the single-option approach and the Monte Carlo valuation method depending on the type of option granted. The Black Scholes and Monte Carlo option pricing models require the use of highly subjective and complex assumptions, including the option’s expected term and the price volatility of the underlying stock, to determine the fair value of the award.

Warrants

The Company accounts for warrants in accordance with the accounting standards for warrants, which requires all warrants to be recognized in the consolidated statement of financial position based on their fair values. The fair value of warrants on the grant date is estimated using the Black-Scholes pricing model approach. The Black Scholes pricing model requires the use of highly subjective and complex assumptions, including the warrant’s expected term and the price volatility of the underlying stock, to determine the fair value of the award.